Consolidated Statements of Changes in Equity (Parentheticals) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements Of Changes In Equity Abstract
Total attributable to shareholders of the Bank	$ 496,404	$ 808,651
Allocated to reserves	117,266	300,069
Allocated to dividends	$ 347,483	$ 485,191
Percentage distributed	70.00%	60.00%
Number of shares (in shares)	188,446,126,794	188,446,126,794
Dividend per share (in Pesos per share)	$ 1.844	$ 2.575